SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
26.	SEGMENT INFORMATION

The Company operates in two business areas: Semiconductors and Subsystems.

In the Semiconductors business area, the Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full-custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of Smartcard products, which includes the production and sale of both silicon chips and Smartcards.

In the Subsystems business area, the Company designs, develops, manufactures and markets subsystems and modules for the telecommunications, automotive and industrial markets including mobile phone accessories, battery chargers, ISDN power supplies and in-vehicle equipment for electronic toll payment. Based on its immateriality to its business as a whole, the Subsystems business area does not meet the requirements for a reportable segment as defined in the U.S. GAAP guidance. All the financial values related to Subsystems including net revenues and related costs, are reported in the segment “Others”.

The organization existing in 2012 was as follows:

•	Automotive Segment (APG);

•	Digital Segment, consisting of two product lines:

•	Digital Convergence Group (DCG); and

•	Imaging, Bi-CMOS ASIC and Silicon Photonics Group (IBP).

•	Analog, MEMS and Microcontrollers Sector (AMM), comprised of three product lines:

•	Analog, MEMS & Sensors (AMS);

•	Industrial & Power Conversion (IPC); and

•	Microcontrollers, Memories & Secure MCUs (MMS).

•	Power Discrete Product Segment (PDP);

•	Wireless Segment comprised of the following product lines:

•	Connectivity (COS);

•	Smartphone and Tablet Solutions (STS);

•	Modems (MOD); and

•	Other Wireless, in which the Company reported other revenues, gross margin and other items related to the Wireless business but outside the ST-Ericsson JVS.

In 2012, the Company revised its results from prior periods in accordance with the new segment structure. The preparation of segment information based on the current segment structure requires management to make significant estimates, assumptions and judgments in determining the operating income (loss) of the segments for the prior reporting periods. The Company believes that the revised 2011 and 2010 presentation is consistent with that of 2012 and is using these comparatives when managing its segments.

The Company’s principal investment and resource allocation decisions in the Semiconductor business area are for expenditures on research and development and capital investments in front-end and back-end manufacturing facilities. These decisions are not made by product segments, but on the basis of the Semiconductor Business area. All product segments share common research and development for process technology and manufacturing capacity for most of their products.

The following tables present the Company’s consolidated net revenues and consolidated operating income (loss) by semiconductor product segment. For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative expenses and a significant part of research and development expenses. In compliance with the Company’s internal policies, certain cost items are not charged to the segments, including, impairment, restructuring charges and other related closure costs, including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs of certain manufacturing facilities, the NXP arbitration award charge, strategic and special research and development programs or other corporate-sponsored initiatives, including certain corporate-level operating expenses and certain other miscellaneous charges. In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the product segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in the costs of goods sold.

Net revenues by product segment:

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Automotive (“APG”)	1,554	1,678	1,420
Digital	1,334	1,839	2,174
Analog, MEMS and Microcontrollers (“AMM”)	3,200	3,377	3,154
Power Discrete Products (“PDP”)	1,015	1,240	1,319
Wireless	1,345	1,552	2,219
Others(1)	45	49	60
Total consolidated net revenues	8,493	9,735	10,346

(1)	Includes revenues from sales of Subsystems, sales of materials and other products not allocated to product segments.

Net revenues by product segment and by product line :

	December 31, 2012	December 31, 2011	December 31, 2010
In millions of U.S dollars
Automotive (“APG”)	1,554	1,678	1,420
Digital Convergence Group (“DCG”)	888	1,084	1,413
Imaging, Bi-CMOS ASIC and Silicon Photonics Group (“IBP”)	437	722	712
Other Digital	9	33	49
Digital	1,334	1,839	2,174
Analog, MEMS & Sensors (“AMS”)	1,320	1,335	1,106
Industrial & Power Conversion (“IPC”)	733	864	863
Microcontrollers, Memories & Secure MCUs (“MMS”)	1,147	1,175	1,181
Other AMM	—	3	4
Analog, MEMS and Microcontrollers (“AMM”)	3,200	3,377	3,154
Power Discrete Products (“PDP”)	1,015	1,240	1,319
Connectivity (“COS”)	120	233	286
Smartphone and Tablet Solutions (“STS”)	1,102	1,202	1,893
Modems (“MOD”)	129	115	35
Other Wireless	(6)	2	5
Wireless	1,345	1,552	2,219
Others	45	49	60
Total consolidated net revenues	8,493	9,735	10,346

Operating income (loss) by product segment:

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Automotive (“APG”)	129	227	121
Digital	(154)	108	245
Analog, MEMS and Microcontrollers (“AMM”)	418	606	546
Power Discrete Products (“PDP”)	18	139	179
Wireless	(885)	(812)	(483)
Total operating income (loss) of product segments	(474)	268	608
Others(1)	(1,607)	(222)	(132)
Total consolidated operating income (loss)	(2,081)	46	476

(1)

Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

Reconciliation to consolidated operating income (loss):

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
Total operating income (loss) of product segments	(474)	268	608
Strategic and other research and development programs	(12)	(13)	(18)
Phase-out and start-up costs	—	(8)	(15)
Impairment, restructuring charges and other related closure costs	(1,376)	(75)	(104)
Unused capacity charges	(172)	(149)	(3)
NXP Arbitration award	(54)	—	—
Other non-allocated provisions(1)	7	23	8
Total operating loss Others(2)	(1,607)	(222)	(132)
Total consolidated operating income (loss)	(2,081)	46	476

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.
(2)

Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.

The following is a summary of operations by entities located within the indicated geographic areas for 2012, 2011 and 2010. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

In millions of U.S dollars	December 31, 2012	December 31, 2011	December 31, 2010
The Netherlands	1,524	1,928	1,863
France	189	172	174
Italy	131	157	149
USA	1,014	1,120	1,109
Singapore	3,784	4,945	5,939
Japan	418	497	436
Other countries	1,433	916	676

Total	8,493	9,735	10,346

Property, plant and equipment

In millions of U.S dollars	December 31, 2012	December 31, 2011
The Netherlands	241	124
France	1,222	1,469
Italy	716	812
Other European countries	169	200
USA	18	17
Singapore	441	552
Malaysia	238	303
Other countries	436	443

Total	3,481	3,920